Schedule of Bank Borrowings (Details) (Parenthetical) - CNY (¥) ¥ in Millions																			1 Months Ended
	Jun. 30, 2025	Jun. 27, 2025	Jun. 26, 2025	Jun. 19, 2025	Jun. 12, 2025	Jun. 10, 2025	Jun. 03, 2025	May 30, 2025	May 08, 2025	Jan. 14, 2025	Dec. 27, 2024	Dec. 25, 2024	Dec. 11, 2024	Nov. 06, 2024	Jun. 27, 2024	Jun. 20, 2024	May 31, 2024	May 22, 2024	Oct. 31, 2020	Aug. 07, 2025	Jun. 17, 2025
Short-Term Debt [Line Items]
Line of credit principal amount																			¥ 65.0
Industrial Bank One [Member]
Short-Term Debt [Line Items]
Line of credit principal amount																		¥ 10.0
Maturity date																		May 21, 2025
Drew down amount																	¥ 5.0
Loan repaid								¥ 5.0
Bank Of Beijing One [Member]
Short-Term Debt [Line Items]
Line of credit principal amount												¥ 20.0			¥ 10.0	¥ 50.0
Maturity date															Jun. 06, 2025	Jun. 19, 2026
Drew down amount											¥ 10.0
Loan repaid																					¥ 10.0
China Minsheng Bank One [Member]
Short-Term Debt [Line Items]
Line of credit principal amount														¥ 30.0
Maturity date														Nov. 05, 2025
Drew down amount					¥ 2.0					¥ 9.9			¥ 5.0
Industrial Bank Two [Member]
Short-Term Debt [Line Items]
Line of credit principal amount								¥ 5.0
Maturity date								May 29, 2026
Industrial And Commercial Bank Of China [Member]
Short-Term Debt [Line Items]
Line of credit principal amount			¥ 10.0
Maturity date			Jun. 26, 2026
Industrial And Commercial Bank Of China [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Loan repaid																				¥ 5.0
Bank Of Beijing Three [Member]
Short-Term Debt [Line Items]
Line of credit principal amount						¥ 10.0										¥ 50.0
Maturity date																Jun. 05, 2026
Bank Of Beijing Four [Member]
Short-Term Debt [Line Items]
Line of credit principal amount												¥ 20.0
Maturity date												Jun. 19, 2026
Drew down amount				¥ 10.0
Industrial And Commercial Bank Of China One [Member]
Short-Term Debt [Line Items]
Line of credit principal amount		¥ 10.0
Maturity date		Jun. 26, 2026
Industrial And Commercial Bank Of China One [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Loan repaid																				¥ 5.0
BankOf China [Member]
Short-Term Debt [Line Items]
Line of credit principal amount	¥ 10.0
Maturity date	Jun. 28, 2026
Drew down amount	¥ 10.0
Bank Of Beijing Five [Member]
Short-Term Debt [Line Items]
Line of credit principal amount									¥ 20.0
Maturity date									May 07, 2027
Drew down amount							¥ 5.0